Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Customer information	No single customer accounts for more than 5% of the Group’s revenue;
Group's revenue	5.00%
Percentage of trade receivables that are not past due or 30 days or less past due	95.50%	91.40%
Trade receivables description	Approximately 95.5% (2024 – 91.4%) of the Group’s trade receivables are not past due or 30 days or less past due;
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Amounts available under revolving credit facility	$ 348.1	$ 549.7
Additional amounts available under revolving credit facility	184.2	175.0	$ 245
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Estimated annual net US$ denominated cash flow from operating activities	430.0	$ 500.0
United States of America, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility	$ 5.0
Top of Range
Disclosure Of Financial Instruments [Line Items]
Bad debt expense to consolidated revenue	0.30%